Property, Plant and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net.
Property, plant and equipment, net consists of the following:

	Useful Life	June 30, 2012	December 31, 2011
	(in years)	(in millions)
Land		$461	$464
Buildings and improvements	4 - 40	1,987	1,040
Machinery, equipment and furniture	1 - 30	4,189	2,565
Assets leased to others	15 - 39	621	509
Construction in progress		607	410
		7,865	4,988
Less: Accumulated depreciation and amortization		(1,645)	(1,483)
Property, plant and equipment, net		$6,220	$3,505

Depreciation and amortization expense related to property, plant and equipment for the three months ended June 30, 2012 and 2011 was $115 million and $86 million, respectively, and for the six months ended June 30, 2012 and 2011 was $200 million and $172 million, respectively.

Property, Plant and Equipment, Net.
Property, plant and equipment, net consists of the following:

		December 31,
	Useful Life	2011	2010
	(in years)	(in millions)
Land		$464	$456
Buildings and improvements	4 - 40	1,040	1,028
Machinery, equipment and furniture	1 - 30	2,565	2,371
Assets leased to others	15 - 39	509	482
Construction in progress		410	346
		4,988	4,683
Less: Accumulated depreciation and amortization		(1,483)	(1,228)
Property, plant and equipment, net		$3,505	$3,455

Depreciation and amortization expense from continuing operations related to property, plant and equipment for fiscal 2011, fiscal 2010 and fiscal 2009 was $345 million, $365 million and $344 million, respectively.
Total rental expense for continuing operations under operating leases for fiscal 2011, fiscal 2010 and fiscal 2009 was $94 million, $77 million and $76 million, respectively.